THE MARSICO INVESTMENT FUND

Supplement dated January 22, 2014
(to the Prospectus and Statement of Additional Information dated February 1, 2013)

ELIMINATION OF REDEMPTION FEES

The Board of Trustees (the “Board”) of The Marsico Investment Fund (the “Trust”) has approved the elimination of redemption fees from each series of the Trust (each, a “Fund”).  Redemption fees will no longer be assessed on redemptions of Fund shares made on and after January 31, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE